Basis of preparation of half-year report	6 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Basis of preparation of half-year report

Note 1: Basis of preparation of half-year report

This condensed consolidated interim financial report for the half-year reporting period ended 31 December 2023 have been prepared in accordance with Accounting Standard AASB 134 Interim Financial Reporting and the Corporations Act 2001.

This interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended 30 June 2023 and any public announcements made by Genetic Technologies Limited during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period and the adoption of the new and amended standards as set out below. The Interim Financial Statements have been approved and authorised for issue by the board of directors on 23 February 2024.

The consolidated financial statements of Genetic Technologies Limited group also comply with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

Going concern

For the half-year ended 31 December 2023, the group incurred a loss before income tax of $6,419,264 (2022: $5,608,311) and net assets as at 31 December 2023 were $4,812,135 (30 June 2023: $11,162,576). The group’s cash position at 31 December 2023 was $3,729,200 (30 June 2023: $7,851,197) and total net current assets of $2,293,964 (30 June 2023: $7,185,750).

The Company expects to continue to incur losses and cash outflows for the foreseeable future as it continues to invest resources in research and development activities for geneType risk assessment tests and to invest in the commercialisation activities for geneType, EasyDNA and AffinityDNA, via marketing, sales, and distribution channels.

The continuing viability of the Company and its ability to continue as a going concern and meet its debts and commitments as they fall due, is dependent on the satisfactory completion of an equity raising in the near future. To this end, an EGM has been scheduled for 20 March 2024, so that shareholders may approve the issue of up to 100% of its issued capital plus an attaching option/warrant. The Company has also recently signed an engagement letter with H.C. Wainwright to be its capital raising agent in the U.S. H.C. Wainwright have assisted the Company raise capital on several occasions, with the most recent raise occurring in February 2023. The Company does not currently have binding commitments from any party to subscribe for shares and any raise will be subject to maintaining active listing on the NASDAQ exchange as well as compliance with the Group’s obligations under ASX Listing Rule 7.1.

Due to the uncertainty surrounding the timing, quantum, or the ability to raise additional equity, there is a material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern and therefore, that it may be unable to realise its assets and discharge its liabilities in the normal course of business. However, the Directors believe that the Company will be successful in its equity raising endeavours, and has a strong track record in this regard, and accordingly, have prepared the financial report on a going concern basis. As such no adjustments have been made to the financial statements relating to the recoverability and classification of the asset carrying amounts or classification of liabilities that might be necessary should the Group not be able to continue as a going concern.